Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares KBW Regional Banking Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Bank Portfolio	KBW Bank Index	KBW Nasdaq Bank Index

PowerShares KBW Capital Markets Portfolio	KBW Capital Markets Index	KBW Nasdaq Capital Markets Index

PowerShares KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index	KBW Nasdaq Financial Sector Dividend Yield Index

PowerShares KBW Insurance Portfolio	KBW Insurance Index	KBW Nasdaq Insurance Index

PowerShares KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index	KBW Nasdaq Premium Yield Equity REIT Index

PowerShares KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index	KBW Nasdaq Property & Casualty Index

PowerShares KBW Regional Banking Portfolio	KBW Regional Banking Index	KBW Nasdaq Regional Banking Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”

PowerShares KBW Bank Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares KBW Bank Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Bank Portfolio	KBW Bank Index	KBW Nasdaq Bank Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”

PowerShares KBW Capital Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares KBW Capital Markets Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Capital Markets Portfolio	KBW Capital Markets Index	KBW Nasdaq Capital Markets Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”

PowerShares KBW High Dividend Yield Financial Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares KBW High Dividend Yield Financial Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index	KBW Nasdaq Financial Sector Dividend Yield Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”

PowerShares KBW Insurance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares KBW Insurance Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Insurance Portfolio	KBW Insurance Index	KBW Nasdaq Insurance Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”

PowerShares KBW Premium Yield Equity REIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares KBW Premium Yield Equity REIT Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index	KBW Nasdaq Premium Yield Equity REIT Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”

PowerShares KBW Property & Casualty Insurance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares KBW Property & Casualty Insurance Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index	KBW Nasdaq Property & Casualty Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”

PowerShares KBW Regional Banking Porfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares KBW Regional Banking Portfolio

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of each of the following underlying indexes will change for certain portfolios within PowerShares Exchange-Traded Fund Trust II (each portfolio being a “Fund” and collectively, the “Funds”) as indicated in the table below:

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Regional Banking Portfolio	KBW Regional Banking Index	KBW Nasdaq Regional Banking Index

Therefore, as of the Effective Date, all references in the Prospectus to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, the Prospectus is revised as follows:

•	On pages 54, 57, 64, and 73, the reference to “(“KBW” or the “Index Provider”)” in the first sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “(“KBW Nasdaq” or the “Index Provider”)”.

•	On pages 54, 57, 64 and 73, the reference to “a float-adjusted, modified-market capitalization-weighted index” in the second sentence of the section titled “Summary Information – Principal Investment Strategies” is revised to read as follows: “a modified-market capitalization-weighted index”.

•	On pages 60-61, the second and third sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 67, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-dividend yield-weighted index that seeks to reflect the performance of such companies.”

•	On page 70, the second sentence of the section titled “Summary Information – Principal Investment Strategies” is deleted and replaced with the following:

“Keefe, Bruyette & Woods, Inc. (“KBW Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a modified-market capitalization-weighted index that seeks to reflect the performance of such companies.”

•	On page 144, the section titled “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Funds “ is renamed “Additional Information About the Funds’ Strategies and Risks – Principal Investment Strategies – General Underlying Index Information for the KBW Nasdaq Funds” and the information in it is deleted and replaced with the following:

“KBW Nasdaq selects the securities comprising each Underlying Index (each, a “KBW Nasdaq Index”) on the basis of relevance to the applicable market sector.

The KBW Nasdaq Indexes are maintained by a 5-member index committee (the “Index Committee”) consisting of 4 full-time KBW employees and one full-time Nasdaq employee. The Index Committee meets at least quarterly and reviews any pending corporate actions impacting current index components as well as evaluates companies being considered for index inclusion and any relevant market news and events. The Index Committee also reviews the suitability of current index components on a quarterly basis using both quantitative and qualitative measures. The Index Committee reserves the right to alter index methodology and matters pertaining to index maintenance as necessary. All Index Committee discussions and meeting minutes are confidential.

Eligibility Criteria. To be eligible for inclusion in a KBW Nasdaq Index, a security must meet certain criteria, including, but not limited to:

•	be engaged or classified in the following industries relevant to the respective KBW Nasdaq Index, as determined by the Index Committee:

•	with respect to KBW Nasdaq Bank Index, be primarily engaged in U.S. banking activities;

•	with respect to KBW Nasdaq Capital Markets Index, conduct business as broker-dealers, asset managers, trust and custody banks or exchanges;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index, be principally engaged in the business of providing financial services and products;

•	with respect to KBW Nasdaq Insurance Index, be engaged in insurance activities;

•	with respect to KBW Nasdaq Premium Yield Equity REIT Index, be classified as an equity REIT;

•	with respect to KBW Nasdaq Property & Casualty Index, be engaged in property and casualty insurance activities; and

•	with respect to KBW Nasdaq Regional Banking Index, be engaged in U.S. regional banking activities;

•	with respect to KBW Nasdaq Financial Sector Dividend Yield Index and KBW Nasdaq Premium Yield Equity REIT Index, pay a regular dividend;

•	be listed on the NYSE, NYSE MKT or NASDAQ;

•	have minimum float criteria of 20%;

•	be seasoned for 3 months on a recognized market;

•	have a market capitalization greater than or equal to the smallest index security’s market capitalization; and

•	have a minimum monthly average daily trading volume of 100 thousand shares.

Periodic Component Adjustments. The criteria eligibility are applied quarterly. Security additions and deletions are made effective after the close of trading on the third Friday of March, June, September and December.

In the event of an extraordinary change in the nature of any component stock (e.g. delisting, merger, acquisition, change of principal business, etc.) in the respective KBW Nasdaq Index that will alter the overall market character of the respective KBW Nasdaq Index, the Index Committee will take appropriate actions to remove the stock or replace it at the next evaluation with another stock which would best represent the intended market character of the Underlying Index.

Additionally, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in a given KBW Nasdaq Index, the security is removed from that Underlying Index and is replaced at the next evaluation.”